Subsequent Events - Additional Information (Detail) - USD ($)	Apr. 04, 2022	Mar. 31, 2022	Mar. 16, 2022	Mar. 09, 2022	Feb. 03, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Member] | Zanite Acquisition Corporation [Member]
Subsequent Event [Line Items]
Cash				$ 300,000,000
ZANITE ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Cash		$ 24,678				$ 475,339	$ 1,971,811
ZANITE ACQUISITION CORP [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares issued		0				0	0
Common stock, par value		$ 0.0001				$ 0.0001	$ 0.0001
ZANITE ACQUISITION CORP [Member] | Private Investment In Public Equity [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued			34,730,000
ZANITE ACQUISITION CORP [Member] | Subsequent Event [Member] | Amendment To Subscription Agreement [Member] | Private Investment In Public Equity [Member] | Strategic Investor [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued	1,000,000
Common Stock, Value, Subscriptions	$ 10,000,000
ZANITE ACQUISITION CORP [Member] | Subsequent Event [Member] | Amendment To Subscription Agreement [Member] | Private Investment In Public Equity [Member] | Pipe Investors [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued	35,730,000
Common Stock, Value, Subscriptions	$ 357,300,000
ZANITE ACQUISITION CORP [Member] | Subsequent Event [Member] | Sponsor [Member] | New Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value					$ 2,000,000
EAH [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares issued				220,000,000
Common stock, par value				$ 0.0001